Investments in Equity-accounted Investees	12 Months Ended
Dec. 31, 2012
Investments in Equity-accounted Investees

18 Investments in Equity-accounted Investees

Results relating to equity-accounted investees

	2012	2011	2010
Company’s share in income (loss)	7	(77)	(86)
Other results	(34)	—	—

	(27)	(77)	(86)

Company’s share in income (loss)

	2012	2011	2010
Trident	—	(82)	(94)
ASMC	3	3	4
ASEN	4	2	4
Others	—	—	—

	7	(77)	(86)

Other results

Other results in 2012 include a loss of $46 million related to extra provisions for litigations, claims and proceedings and a gain of $12 million related to a partial recovery of our equity investment in Trident.

Investments in equity-accounted investees

The changes in 2012 are as follows:

Investments
Balance as of January 1	37
Changes:
Acquisitions/additions	—
Deductions	—
Share in income (loss)	7
Translation and exchange rate differences	1

Balance as of December 31	45

The total carrying value of investments in equity-accounted investees is summarized as follows:

	2012		2011
	Shareholding %	Amount	Shareholding %	Amount
ASMC	27	17	27	14
ASEN	40	28	40	23
Trident	—	—	57	—

		45		37

Investments in equity-accounted investees are included in Corporate and Other.

The fair value of NXP’s shareholding in the publicly listed company ASMC based on the quoted market price at December 31, 2012 is $18 million.

On January 4, 2012, Trident and one of its subsidiaries, Trident Microsystems (Far East) Ltd., filed voluntary petitions under Chapter 11 of the United States Bankruptcy code, in the U.S. Bankruptcy Court for the District of Delaware and was subsequently delisted from the NASDAQ. The U.S. Bankruptcy Court approved the plan of liquidation and entered an order confirming such plan on December 13, 2012. An initial distribution to shareholders took place on December 21, 2012. In view of the aforementioned distribution, NXP B.V. returned its shares in Trident.

In 2011, the share in net loss of NXP’s equity accounted participation in Trident is based on the losses reported by Trident in its unaudited condensed consolidated financial information for the financial year ended December 31, 2011, which has been furnished to the SEC on a Form 8-K on March 8, 2012. Based on the equity accounting methodology used to account for NXP’s equity interest in Trident, and irrespective of the Chapter 11 filing, the carrying value of the investment on NXP’s balance sheet is written down to zero as of December 31, 2011, compared to a carrying value of $82 million as of the end of 2010.

Trident condensed consolidated financial information (unaudited)

Trident’s 2011 condensed consolidated statements of operations (unaudited) are presented below:

($ in thousands)	For the year ended December 31, 2011
Net revenues	298,349
Cost of revenues	(233,920)

Gross profit	64,429
Research and development expenses	(138,972)
Selling, general and administrative expenses	(65,263)
Goodwill impairment	—
Restructuring charges	(10,042)

Operating loss	(149,848)
Gain (loss) on investment	2,098
Gain on acquisition	—
Interest and other income (expense), net	5,089

Loss before income taxes	(142,661)
Provision for income taxes	(7,689)

Net loss	(150,350)

Trident’s 2011 condensed consolidated balance sheets (unaudited) are presented below:

($ in thousands)	December 31, 2011
Cash and cash equivalents	54,208
Accounts receivable, net	25,998
Accounts receivable from related parties	2,713
Inventories	12,783
Note receivable from related party	20,884
Prepaid expenses and other current assets	11,005

Total current assets	127,591
Property and equipment, net	9,236
Intangible assets, net	43,913
Long-term receivable from related party	—
Other assets	21,148

Total assets	201,888
Accounts payable	13,152
Accounts payable to related parties	23,395
Accrued expenses and other current liabilities	49,857
Income taxes payable	3,085

Total current liabilities	89,489
Long-term income taxes payable	23,471
Deferred income tax liabilities	301
Other long-term liabilities	7,878

Total liabilities	121,139
Common stock	183
Additional paid-in capital	441,614
Accumulated deficit	(361,048)

Total stockholders’ equity	80,749

Total liabilities and stockholders’ equity	(201,888)

The unaudited condensed consolidated financial information of Trident included in the tables above is extracted from Trident’s Form 8-K, which information was furnished to the SEC on March 8, 2012. More recent audited Consolidated Financial Statements of Trident were not made available.

For other information related to equity-accounted investees, see Note 12, “Related Party Transactions”.